 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

AAM/Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	REITS-APARTMENTS — 15.0%
1,908	AvalonBay Communities, Inc. - REIT	$345,634
2,881	Camden Property Trust - REIT	269,575
2,110	Essex Property Trust, Inc. - REIT	520,558
40,168	Independence Realty Trust, Inc. - REIT	422,969
19,105	Invitation Homes, Inc. - REIT	437,696
		1,996,432
	REITS-DATA CENTER — 7.5%
6,084	CoreSite Realty Corp. - REIT	676,176
7,653	QTS Realty Trust, Inc. - Class A - REIT	326,553
		1,002,729
	REITS-DIVERSIFIED — 2.3%
4,269	Vornado Realty Trust - REIT	311,637
	REITS-FREESTANDING — 2.8%
7,973	Seritage Growth Properties - REIT	378,638
	REITS-HEALTH CARE — 6.3%
20,352	Sabra Health Care REIT, Inc. - REIT	470,538
5,677	Welltower, Inc. - REIT	365,145
		835,683
	REITS-HOTELS — 4.9%
7,664	Chatham Lodging Trust - REIT	160,101
13,579	Pebblebrook Hotel Trust - REIT	493,868
		653,969
	REITS-INFRASTUCTURE — 4.3%
3,917	American Tower Corp. – REIT	569,140
	REITS-MANUFACTURED HOMES — 4.1%
5,337	Sun Communities, Inc. – REIT	541,919
	REITS-OFFICE PROPERTY — 19.1%
4,990	Alexandria Real Estate Equities, Inc. - REIT	627,692
2,934	Boston Properties, Inc. - REIT	361,146
7,558	Corporate Office Properties Trust - REIT	225,455
12,416	Hudson Pacific Properties, Inc. - REIT	406,251
4,526	Kilroy Realty Corp. - REIT	324,469
10,392	NorthStar Realty Europe Corp. - REIT	147,151
4,645	SL Green Realty Corp. - REIT	453,027
		2,545,191

AAM/Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-REGIONAL MALLS — 5.1%
3,844	Simon Property Group, Inc. – REIT	$679,427
	REITS-SHOPPING CENTERS — 4.9%
14,102	Acadia Realty Trust – REIT	395,279
3,896	Regency Centers Corp. – REIT	251,955
		647,234
	REITS-STORAGE — 9.3%
3,284	Extra Space Storage, Inc. - REIT	284,526
19,771	Jernigan Capital, Inc. - REIT	381,382
22,559	National Storage Affiliates Trust - REIT	573,901
		1,239,809
	REITS-TIMBER — 1.5%
4,735	PotlatchDeltic Corp. - REIT	193,898
	REITS-WAREHOUSE/INDUSTRIES — 9.8%
10,341	First Industrial Realty Trust, Inc. - REIT	324,707
20,810	Rexford Industrial Realty, Inc. - REIT	665,088
11,674	STAG Industrial, Inc. - REIT	321,035
		1,310,830
	TOTAL COMMON STOCKS
	(Cost $9,741,510)	12,906,536
	SHORT-TERM INVESTMENTS — 3.1%
406,834	Federated Treasury Obligations Fund - Institutional Class 1.85%[1]	406,834
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $406,834)	406,834
	TOTAL INVESTMENTS — 100.0%
	(Cost $10,148,344)	13,313,370
	Other Assets in Excess of Liabilities — 0.0%	4,933
	TOTAL NET ASSETS — 100.0%	$13,318,303

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Phocas Real Estate Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

AAM/Phocas Real Estate Fund (the “Fund”) is organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term total investment return through a combination of capital appreciation and current income. The Fund commenced operations and acquired the assets and liabilities of the Phocas Real Estate Fund (the “Predecessor Fund”), a series of Forum Funds II, on August 24, 2018. As a result of the acquisition, the Fund will be the accounting successor of the Predecessor Fund. Class A commenced operations on August 27, 2018. The Fund currently offers three classes of shares: Class A, Class C, and Class I. Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Phocas Real Estate Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

(b) Real Estate Industry Risk

The Fund concentrates investment of its net assets in the real estate industry (by investing in REITs and other companies that invest in real estate assets). Therefore, it is particularly vulnerable to the risks of the real estate industry. Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry.

Note 3 – Federal Income Taxes

At September 30, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,244,873

Gross unrealized appreciation	$3,365,077
Gross unrealized depreciation	(296,580)

Net unrealized appreciation on investments	$3,068,497

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM/Phocas Real Estate Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$12,906,536	$-	$-	$12,906,536
Short-Term Investments	406,834			406,834
Total Investments	$13,313,370	$-	$-	$13,313,370

[1]	For a detailed break-out of common stocks by industry sub group classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/18